Variable interest entity (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	As of June 30, 2022	As of December 31, 2021

Current assets	$4,453,013	$8,777,215
Other assets	8,172,692	7,573,750
Total assets	12,625,705	16,350,965
Total liabilities	(23,339,531)	(21,063,981)
Net deficits	$(10,713,826)	$(4,713,016)

	As of June 30, 2022	As of December 31, 2021

Current liabilities:
Accounts payable	$396,942	$500,742
Bank loans - current	3,621,883	4,496,883
Other payables and accrued liabilities	1,281,629	947,980
Other payable - intercompany	15,016,203	11,023,791
Deferred revenue	1,665,352	2,218,458
Lease liabilities	64,729	185,145
Taxes payable	1,173,135	1,381,440
Total current liabilities	23,219,873	20,754,439
Deferred tax liabilities	41,129	81,992
Bank loans - noncurrent	73,059	131,603
Lease liabilities - noncurrent	5,470	95,947
Total liabilities	$23,339,531	$21,063,981

The summarized operating results of the VIEs are as follows:

	For the six months ended June 30, 2022	For the six months ended June 30, 2021

Operating revenues	$2,579,750	$4,521,597
Gross profit	919,104	777,116
Loss from operations	(6,331,420)	(4,321,805)
Net loss	$(6,440,381)	$(6,201,971)